[GRAP9800 Fredericksburg RoadTTED][GRAPHIC OMITTED]
     San Antonio, Texas 78288



May 3, 2006

                                                                     VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:      USAA LIFE INSURANCE COMPANY (USAA LIFE)
         LIFE INSURANCE SEPARATE ACCOUNT OF
         USAA LIFE INSURANCE COMPANY (REGISTRANT)
         FORM N-6 REGISTRATION STATEMENT (REGISTRATION STATEMENT)
         FILE NO. 333-45343 AND NO. 811-08625
         CIK NO. 0001052863


Dear Sir/Madam:

On April 18, 2006, Registrant electronically filed its most recent amendments to the above-referenced registration statement under the Securities Act of 1933 (1933 Act) and the Investment Company Act of 1940 (collectively, the Amendment).

Pursuant to Rule 497(j) under the 1933 Act, USAA Life, on behalf of Registrant, certifies that the form of prospectus and statement of additional information that Registrant would have filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Amendment.

Sincerely,

/s/ Mark S. Howard

Mark S. Howard
Senior Vice President and Secretary
USAA Life Insurance Company